Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements
3.
Fair Value Measurements

The fair value of Plan investments at December 31, 2025 and 2024 are shown in the tables below:

		Based on

	Fair value at December 31, 2025	Quoted prices in active markets (Level 1)	Other observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Mutual funds	$131,016,324	$131,016,324	$-	$-
Common stock fund	6,016,875	-	6,016,875	-
Self-directed brokerage account	27,626,365	27,626,365	-	-
	164,659,564	$158,642,689	$6,016,875	$-
Investments measured at NAV (a)	478,369,446
	$643,029,010

		Based on

	Fair value at December 31, 2024	Quoted prices in active markets (Level 1)	Other observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Mutual funds	$482,999,332	$482,999,332	$-	$-
Common stock fund	7,390,479	-	7,390,479	-
Self-directed brokerage account	33,293,316	33,293,316	-	-
	523,683,127	$516,292,648	$7,390,479	$-
Investments measured at NAV (a)	164,007,040
	$687,690,167

(a) In accordance with Subtopic 820-10, investments in common collective trusts that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. There are no participant redemptions restrictions for these investments; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share.